Investment Strategy	Aug. 21, 2026
NORTHERN TRUST NEW YORK TAX-EXEMPT BOND ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Underlying Index is designed to track the performance of U.S. dollar denominated investment grade tax‑exempt debt publicly issued in the U.S. domestic market by the state of New York and its political subdivisions (“New York tax‑exempt bonds”), as determined by ICE Data Indices, LLC, the index provider (the “Index Provider”). The Underlying Index includes only those New York tax‑exempt bonds whose interest is exempt from U.S. federal income taxes and not subject to the federal alternative minimum tax (“AMT”) and New York state income taxes. To be eligible for inclusion in the Underlying Index, each bond must have an investment-grade rating determined by Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) and/or Fitch Ratings (“Fitch”) (the “credit-ratings agencies”) and have a fixed coupon schedule. A security is considered investment grade if, at the time of purchase, the median rating of the credit ratings agencies is investment grade. If rated by all three agencies, two of the three ratings must be Baa3/BBB‑ or higher; if rated by two agencies, the lowest rating must be Baa3/BBB‑ or higher; and if rated by a single agency, the security must be rated Baa3/BBB‑ or higher. Each bond must also have a fixed coupon schedule; must be a constituent of a deal where the original offering amount was at least $50 million; and must have a current outstanding face value of at least $5 million. In addition, to be included in the Underlying Index, each bond must have a remaining term to final maturity that is less than 20 years and greater than or equal to one calendar day.
The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is rebalanced monthly. The Fund generally rebalances its portfolio in accordance with the Underlying Index. NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in New York tax‑exempt bonds. AMT obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible New York tax‑exempt bonds for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
As of July 31, 2026, the weighted average years to maturity of the bonds included in the Underlying Index was approximately 9.40 years. The Fund considers intermediate-term bonds to be those that have a maturity in the same range as those included in the Underlying Index. The Fund seeks to maintain an average maturity consistent with that of the Underlying Index.
The Fund may also invest its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures contracts, as well as debt instruments or other securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Underlying Index is designed to track the performance of U.S. dollar denominated investment grade tax‑exempt debt publicly issued in the U.S. domestic market by the state of New York and its political subdivisions (“New York tax‑exempt bonds”), as determined by ICE Data Indices, LLC, the index provider (the “Index Provider”). The Underlying Index includes only those New York tax‑exempt bonds whose interest is exempt from U.S. federal income taxes and not subject to the federal alternative minimum tax (“AMT”) and New York state income taxes. To be eligible for inclusion in the Underlying Index, each bond must have an investment-grade rating determined by Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) and/or Fitch Ratings (“Fitch”) (the “credit-ratings agencies”) and have a fixed coupon schedule. A security is considered investment grade if, at the time of purchase, the median rating of the credit ratings agencies is investment grade. If rated by all three agencies, two of the three ratings must be Baa3/BBB‑ or higher; if rated by two agencies, the lowest rating must be Baa3/BBB‑ or higher; and if rated by a single agency, the security must be rated Baa3/BBB‑ or higher. Each bond must also have a fixed coupon schedule; must be a constituent of a deal where the original offering amount was at least $50 million; and must have a current outstanding face value of at least $5 million. In addition, to be included in the Underlying Index, each bond must have a remaining term to final maturity that is less than 20 years and greater than or equal to one calendar day.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is rebalanced monthly. The Fund generally rebalances its portfolio in accordance with the Underlying Index. NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in New York tax‑exempt bonds. AMT obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible New York tax‑exempt bonds for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.
NORTHERN TRUST CALIFORNIA TAX-EXEMPT BOND ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Underlying Index is designed to track the performance of U.S. dollar denominated investment grade tax‑exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions (“California tax‑exempt bonds”), as determined by ICE Data Indices, LLC, the index provider (the “Index Provider”). The Underlying Index includes only those California tax‑exempt bonds whose interest is exempt from U.S. federal income taxes and not subject to the federal alternative minimum tax (“AMT”) and California state income taxes. To be eligible for inclusion in the Underlying Index, each bond must have an investment-grade rating determined by Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) and/or Fitch Ratings (“Fitch”) (the “credit-ratings agencies”) and have a fixed coupon schedule. A security is considered investment grade if, at the time of purchase, the median rating of the credit ratings agencies is investment grade. If rated by all three agencies, two of the three ratings must be Baa3/BBB‑ or higher; if rated by two agencies, the lowest rating must be Baa3/BBB‑ or higher; and if rated by a single agency, the security must be rated Baa3/BBB‑ or higher. Each bond must also have a fixed coupon schedule; must be a constituent of a deal where the original offering amount was at least $50 million; and must have a current outstanding face value of at least $5 million. In addition, to be included in the Underlying Index, each bond must have a remaining term to final maturity that is less than 20 years and greater than or equal to one calendar day.
The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is rebalanced monthly. The Fund generally rebalances its portfolio in accordance with the Underlying Index. NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in California tax‑exempt bonds. AMT obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible California tax‑exempt bonds for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
As of July 31, 2026, the weighted average years to maturity of the bonds included in the Underlying Index was approximately 8.95 years. The Fund considers intermediate-term bonds to be those that have a maturity in the same range as those included in the Underlying Index. The Fund seeks to maintain an average maturity consistent with that of the Underlying Index.
The Fund may also invest its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures contracts, as well as debt instruments or other securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Underlying Index is designed to track the performance of U.S. dollar denominated investment grade tax‑exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions (“California tax‑exempt bonds”), as determined by ICE Data Indices, LLC, the index provider (the “Index Provider”). The Underlying Index includes only those California tax‑exempt bonds whose interest is exempt from U.S. federal income taxes and not subject to the federal alternative minimum tax (“AMT”) and California state income taxes. To be eligible for inclusion in the Underlying Index, each bond must have an investment-grade rating determined by Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) and/or Fitch Ratings (“Fitch”) (the “credit-ratings agencies”) and have a fixed coupon schedule. A security is considered investment grade if, at the time of purchase, the median rating of the credit ratings agencies is investment grade. If rated by all three agencies, two of the three ratings must be Baa3/BBB‑ or higher; if rated by two agencies, the lowest rating must be Baa3/BBB‑ or higher; and if rated by a single agency, the security must be rated Baa3/BBB‑ or higher. Each bond must also have a fixed coupon schedule; must be a constituent of a deal where the original offering amount was at least $50 million; and must have a current outstanding face value of at least $5 million. In addition, to be included in the Underlying Index, each bond must have a remaining term to final maturity that is less than 20 years and greater than or equal to one calendar day.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is rebalanced monthly. The Fund generally rebalances its portfolio in accordance with the Underlying Index. NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in California tax‑exempt bonds. AMT obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible California tax‑exempt bonds for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.